Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule Of Receivables With Imputed Interest [Table Text Block]
		December 31
	2014	2013

Note receivable from sale of property
Non-interest bearing note due April 2, 2024	$8,620	$-
Less: unamortized discount applying imputed interest rate of 5.3%	3,342	-
Note receivable from sale of property net of unamortized discount	5,278	-

Other
Direct finance lease receivables	229	68
	5,507	68
Less current portion of other receivables	47	68
	$5,460	$-